Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories Abstract
Raw materials	$ 1,655	$ 1,971
Finished goods	1,909	2,401
Less: write-down of obsolete inventories	(1,381)	(748)
Total inventories	$ 2,183	$ 3,624